Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 22.3%
$ 205,000
Ally Auto Receivables Trust, Series 2022-3,
Class A4, 5.070%, 6/15/31 ..........
$ 204,151
240,000
AmeriCredit Automobile Receivables
Trust, Series 2022-1, Class C, 2.980%,
9/20/27 .......................
229,299
500,000
AmeriCredit Automobile Receivables
Trust, Series 2022-2, Class C, 5.320%,
4/18/28 .......................
498,484
425,000
ARI Fleet Lease Trust, Series 2023-B,
Class A2, 6.050%, 7/15/32(a) ........
426,591
656,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(a) .....................
622,743
590,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2023-3A, Class A, 5.440%,
2/22/28(a) .....................
589,563
33,452
Carvana Auto Receivables Trust, Series
2021-P2, Class A3, 0.490%, 3/10/26 ...
33,387
206,883
Chesapeake Funding II, LLC, Series 2021-
1A, Class A1, 0.470%, 4/15/33(a) .....
204,308
51
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.543%,
6/25/37 .......................
50
1,183,000
Enterprise Fleet Financing, LLC, Series
2023-1, Class A3, 5.420%, 10/22/29(a) .
1,182,339
750,000
Ford Credit Auto Owner Trust 2020-
REV2, Series 2020-2, Class A, 1.060%,
4/15/33(a) .....................
708,352
1,288,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(a)
1,175,525
392,000
OneMain Direct Auto Receivables Trust,
Series 2023-1A, Class A, 5.410%,
11/14/29(a) .....................
391,566
827,508
OneMain Direct Auto Receivables Trust
2019-1, Series 2019-1A, Class A,
3.630%, 9/14/27(a) ...............
815,758
700,000
OneMain Financial Issuance Trust 2022-
3, Series 2022-3A, Class A, 5.940%,
5/15/34(a) .....................
701,847
500,000
PFS Financing Corp., Series 2024-D, Class
A, 5.340%, 4/15/29(a) .............
501,464
850,000
Santander Drive Auto Receivables Trust,
Series 2024-1, Class B, 5.230%,
12/15/28 .......................
845,327
810,000
Synchrony Card Funding, LLC, Series
2023-A1, Class A, 5.540%, 7/15/29 ...
815,416
1,400,000
World Omni Select Auto Trust, Series
2023-A, Class A3, 5.650%, 7/17/28 ...
1,400,033
Total Asset Backed Securities
(Cost $11,354,239) ............... 11,346,203
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
$ 634,523
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.500%,
7/25/49(a)(b) ...................
$ 558,499
21,400
Fannie Mae, Series 2012-152, Class PC,
1.750%, 8/25/42 .................
21,052
401,431
Fannie Mae, Series 2013-35, Class CB,
2.000%, 2/25/43 .................
378,539
21,102
Fannie Mae, Series 2013-72, Class NA,
2.500%, 8/25/42 .................
20,498
222,073
Fannie Mae, Series 2015-71, Class PD,
2.500%, 3/25/43 .................
216,297
222,662
Fannie Mae, Series 2016-100, Class DA,
3.000%, 2/25/43 .................
211,290
335,976
Freddie Mac, Series 4828, Class QA,
3.500%, 3/15/47 .................
321,823
Total Collateralized Mortgage Obligations
(Cost $1,877,620) ................ 1,727,998
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 7.6%
409,811
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 6.943%,
(TSFR1M plus 1.61%), 11/15/38(a)(c) .
403,923
326,500
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 6.714%, (TSFR1M
plus 1.39%), 12/15/38(a)(c) .........
322,217
395,241
BX Trust, Series 2021-RISE, Class
C, 6.893%, (TSFR1M plus 1.56%),
11/15/36(a)(c) ...................
387,954
415,092
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(b) .......
387,157
394,041
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 6.763%, (TSFR1M
plus 1.43%), 11/15/38(a)(c) .........
388,641
16,884
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
16,855
202,260
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
201,354
660,214
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
656,870
608,400
OPG Trust, Series 2021-PORT, Class
C, 6.275%, (TSFR1M plus 0.95%),
10/15/36(a)(c) ...................
597,183
265,329
SMR Mortgage Trust, Series 2022-IND,
Class A, 6.979%, (TSFR1M plus 1.65%),
2/15/39(a)(c) ...................
258,808

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 235,017
WFRBS Commercial Mortgage Trust,
Series 2014-C21, Class A5, 3.678%,
8/15/47 .......................
$ 233,917
Total Commercial Mortgage-Backed
Securities
(Cost $3,860,730) ................ 3,854,879
CORPORATE BONDS — 62.7%
Aerospace & Defense — 3.2%
400,000
BAE Systems PLC, 5.000%, 3/26/27(a) .. 397,119
440,000
Boeing Co. (The), 2.700%, 2/1/27 ...... 405,697
161,000
Boeing Co. (The), 6.259%, 5/1/27(a) .... 162,136
250,000
Howmet Aerospace, Inc., 6.750%, 1/15/28 261,868
408,000
RTX Corp., 5.750%, 11/8/26 .......... 412,345
1,639,165
Automobiles — 3.4%
425,000
Ford Motor Credit Co., LLC, 5.800%,
3/5/27 ........................ 425,071
412,000
General Motors Financial Co., Inc.,
5.400%, 4/6/26 .................. 411,045
419,000
Hyundai Capital America, 5.250%,
1/8/27(a) ...................... 417,354
460,000
Mercedes-Benz Finance North America,
LLC, 4.800%, 3/30/26(a) ........... 455,966
1,709,436
Banks — 13.6%
450,000
Bank of Montreal, 5.370%, 6/4/27 ...... 451,990
417,000
Bank of New York Mellon Corp. (The),
4.947%, (SOFR plus 1.03%), 4/26/27(d) 414,408
404,000
Canadian Imperial Bank of Commerce,
5.926%, 10/2/26 ................. 409,160
400,000
Citibank NA, 5.488%, 12/4/26 ......... 402,104
300,000
Cooperatieve Rabobank UA, 5.500%,
10/5/26 ....................... 301,871
500,000
Danske Bank A/S, 5.427%, (1-Year
Treasury Constant Maturity plus 0.95%),
3/1/28(a)(b) .................... 500,431
285,000
Fifth Third Bank NA, 5.852%,
(SOFRINDX plus 1.23%), 10/27/25(d) . 284,751
310,000
ING Groep NV, 6.083%, (SOFR plus
1.56%), 9/11/27(d) ............... 313,453
525,000
KeyBank NA, 4.700%, 1/26/26 ........ 514,523
414,000
Macquarie Bank, Ltd., 5.391%, 12/7/26(a) 414,930
400,000
National Australia Bank, Ltd., 5.087%,
6/11/27 ....................... 400,694
450,000
NatWest Markets PLC, 6.136%, (SOFR
plus 0.76%), 9/29/26(a)(c) .......... 448,389
424,000
PNC Financial Services Group, Inc. (The),
4.758%, (SOFRINDX plus 1.09%),
1/26/27(d) ..................... 418,810
125,000
Royal Bank of Canada, GMTN, 4.875%,
1/12/26(e) ..................... 124,068
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 350,000
Sumitomo Mitsui Trust Bank, Ltd.,
5.650%, 3/9/26(a) ................ $ 352,095
494,000
Svenska Handelsbanken AB, 5.250%,
6/15/26(a) ..................... 494,604
650,000
Wells Fargo Bank NA, 5.254%, 12/11/26 . 650,652
6,896,933
Beverages — 0.8%
400,000
Diageo Capital PLC, 5.375%, 10/5/26 ... 402,112
Commercial Services & Supplies — 2.0%
561,000
GFL Environmental, Inc., 5.125%,
12/15/26(a) ..................... 554,688
458,000
Prime Security Services Borrower LLC/
Prime Finance, Inc., 5.750%, 4/15/26(a) 454,556
1,009,244
Consumer Staples Distribution & Retail — 0.8%
423,000
Cargill, Inc., 4.500%, 6/24/26(a) ....... 417,700
Diversified REITs — 1.4%
502,000
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp., 5.250%,
10/1/25(a) ..................... 497,679
208,000
VICI Properties L.P./VICI Note Co., Inc.,
4.250%, 12/1/26(a) ............... 200,599
698,278
Diversified Telecommunication Services — 2.0%
622,500
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 5.152%, 3/20/28(a) ........... 619,680
408,000
Sprint, LLC, 7.625%, 3/1/26 .......... 419,243
1,038,923
Electric Utilities — 4.7%
263,000
Ameren Corp., 5.700%, 12/1/26 ....... 265,058
419,000
CenterPoint Energy, Inc., 5.250%, 8/10/26 417,987
380,000
Duke Energy Corp., 4.850%, 1/5/27(e) ... 377,115
400,000
FirstEnergy Corp., Series B, 4.150%,
7/15/27 ....................... 383,800
133,000
Georgia Power Co., 5.004%, 2/23/27 .... 132,601
420,000
NextEra Energy Capital Holdings, Inc.,
5.749%, 9/1/25 .................. 420,921
419,000
Southern California Edison Co., 4.900%,
6/1/26 ........................ 415,571
2,413,053
Energy Equipment & Services — 3.4%
408,000
Energy Transfer L.P., 6.050%, 12/1/26 ... 413,212
421,000
Enterprise Products Operating, LLC,
4.600%, 1/11/27 ................. 416,935
496,000
NuStar Logistics L.P., 5.750%, 10/1/25 .. 492,897
420,000
Williams Cos., Inc. (The), 5.400%, 3/2/26 419,579
1,742,623

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Entertainment — 0.8%
$ 436,000
Mattel, Inc., 3.375%, 4/1/26(a) ........ $ 418,560
Equity Real Estate Investment Trusts (REITS)
— 1.0%
549,000
Starwood Property Trust, Inc., 3.625%,
7/15/26(a) ..................... 516,363
Financial Services — 8.6%
450,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 6.100%, 1/15/27 . 456,713
396,000
American Express Co., 5.098%, (SOFR
plus 1.00%), 2/16/28(d) ............ 394,267
480,000
Blackstone Private Credit Fund, 3.250%,
3/15/27 ....................... 443,157
400,000
Blackstone Secured Lending Fund, 5.875%,
11/15/27 ....................... 397,200
413,000
Charles Schwab Corp. (The), 5.875%,
8/24/26 ....................... 417,750
421,000
Element Fleet Management Corp., 5.643%,
3/13/27(a) ..................... 422,088
497,000
JPMorgan Chase & Co., 5.571%, (SOFR
plus 0.93%), 4/22/28(d) ............ 501,102
345,000
Lloyds Banking Group PLC, 5.985%,
(1-Year Treasury Constant Maturity plus
1.48%), 8/7/27(b) ................ 347,024
70,000
LPL Holdings, Inc., 5.700%, 5/20/27 .... 70,288
528,000
Morgan Stanley, MTN, 5.652%, (SOFR
plus 1.01%), 4/13/28(d) ............ 533,305
400,000
UBS Group AG, 4.125%, 4/15/26(a) .... 389,844
4,372,738
Gas Utilities — 0.8%
408,000
National Rural Utilities Cooperative
Finance Corp., MTN, 5.600%, 11/13/26 411,615
Hotels, Restaurants & Leisure — 0.6%
315,000
Carnival Corp., 5.750%, 3/1/27(a) ...... 311,207
Insurance — 6.3%
279,000
Aon North America, Inc., 5.125%, 3/1/27 . 278,664
426,000
Apollo Management Holdings L.P.,
4.400%, 5/27/26(a) ............... 417,742
420,000
Athene Global Funding, 5.684%,
2/23/26(a) ..................... 420,945
417,000
Corebridge Global Funding, 5.750%,
7/2/26(a) ...................... 418,473
400,000
F&G Global Funding, 5.875%, 6/10/27(a) 398,024
407,000
New York Life Global Funding, 5.450%,
9/18/26(a) ..................... 408,913
425,000
Reliance Standard Life Global Funding II,
5.243%, 2/2/26(a) ................ 420,436
439,000
SBL Holdings, Inc., 5.125%, 11/13/26(a) . 422,422
3,185,619
IT Services — 0.6%
292,000
Fiserv, Inc., 5.150%, 3/15/27 .......... 292,164
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Media — 0.5%
$ 273,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 6.150%, 11/10/26 .......... $ 275,612
Multi-Utilities — 0.6%
291,000
Newmont Corp./Newcrest Finance Pty,
Ltd., 5.300%, 3/15/26(a) ........... 290,859
Oil, Gas & Consumable Fuels — 2.6%
340,000
Apache Corp., 4.875%, 11/15/27 ....... 330,088
109,000
Diamondback Energy, Inc., 5.200%,
4/18/27 ....................... 109,067
467,000
Permian Resources Operating, LLC,
8.000%, 4/15/27(a) ............... 477,557
413,000
Pioneer Natural Resources Co., 5.100%,
3/29/26 ....................... 412,074
1,328,786
Retail REITs — 0.8%
425,000
Brixmor Operating Partnership L.P.,
3.900%, 3/15/27 ................. 408,268
Semiconductors & Semiconductor Equipment
— 1.7%
429,000
Microchip Technology, Inc., 4.250%,
9/1/25 ........................ 422,328
421,000
NXP BV/NXP Funding, LLC, 5.350%,
3/1/26 ........................ 419,876
842,204
Software — 1.7%
440,000
Concentrix Corp., 6.650%, 8/2/26 ...... 444,571
415,000
Take-Two Interactive Software, Inc.,
5.000%, 3/28/26 ................. 412,248
856,819
Specialty Retail — 0.8%
416,000
Lowe's Cos., Inc., 4.800%, 4/1/26 ...... 412,538
Total Corporate Bonds
(Cost $31,902,517) ............... 31,890,819
MUNICIPAL BONDS — 1.9%
Illinois — 1.6%
805,000
Sales Tax Securitization Corp., Current
Refunding, Taxable Revenue Bonds,
Series B, 4.558%, 1/1/26 ........... 796,789
Texas — 0.3%
140,000
Dallas Fort Worth International Airport,
Current Refunding, Taxable Revenue
Bonds, Series A, 4.738%, 11/1/26(e) ... 138,692
Total Municipal Bonds
(Cost $945,000) ................. 935,481

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
PREFERRED STOCKS — 0.5%
Trading Companies & Distributors — 0.5%
9,825
WESCO International, Inc., Series A,
10.625%(f) ..................... $ 254,762
Total Preferred Stocks
(Cost $253,681) ................. 254,762
MONEY MARKET FUND — 0.9%
471,384
Federated Treasury Obligations Fund,
Institutional Shares, 5.17%(g) .......
471,384
Total Money Market Fund
(Cost $471,384) ................. 471,384
Total Investments — 99.3%
(Cost $50,665,171) ............................ 50,481,526
Net Other Assets (Liabilities) — 0.7% ............... 364,133
NET ASSETS — 100.0% .......................
$ 50,845,659
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) All or a portion of the securities are held in a separate collateral account at US Bank.
(f) Security is perpetual in nature and has no stated maturity date.
(g) Represents the current yield as of report date.
GMTN Global Medium Term Note
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Short Duration Bond Fund ............. $ 726,146(a) $ 49,755,380(b) $ — $ 50,481,526
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
June 30, 2024 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.